Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of sales to members

Sales to members were as follows:

	2022	2021	2020

	(dollars in thousands)
Capacity revenues	$984,036	$946,662	$971,071
Energy revenues	990,647	610,447	405,939
Total	$1,974,683	$1,557,109	$1,377,010

Sales to non-members were as follows:

	2022	2021	2020

	(dollars in thousands)
Energy revenues	$155,372	$47,754	$608
Capacity revenues	82	—	—
Total	$155,454	$47,754	$608

Schedule of members whose revenues accounted for 10% or more of total operating revenues

The following table reflects members whose revenues accounted for 10% or more of our total operating revenues in 2022, 2021 or 2020:

	2022	2021	2020
Jackson EMC	16.0%	15.2%	15.2%
GreyStone Power Corporation, an EMC	10.0%	8.7%	8.7%
Cobb EMC	9.5%	12.3%	13.2%

Schedule of sales to non-members

Sales to members were as follows:

	2022	2021	2020

	(dollars in thousands)
Capacity revenues	$984,036	$946,662	$971,071
Energy revenues	990,647	610,447	405,939
Total	$1,974,683	$1,557,109	$1,377,010

Sales to non-members were as follows:

	2022	2021	2020

	(dollars in thousands)
Energy revenues	$155,372	$47,754	$608
Capacity revenues	82	—	—
Total	$155,454	$47,754	$608

Schedule reflecting details of asset retirement obligations included in the consolidated balance sheets

The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets for the years 2022 and 2021.

	Nuclear	Coal Ash Pond	Other	Total

	(dollars in thousands)
Balance at December 31, 2021	$778,214	$442,686	$66,243	1,287,143
Liabilities settled	—	(10,134)	(184)	(10,318)
Accretion	41,892	12,196	1,865	55,953
Deferred accretion	—	479	—	479
Change in cash flow estimates	—	16,301	(5,815)	10,486
Balance at December 31, 2022	$820,106	$461,528	$62,109	$1,343,743

	Nuclear	Coal Ash Pond	Other	Total

	(dollars in thousands)
Balance at December 31, 2020	$738,217	$346,589	$51,177	$1,135,983
Liabilities settled	—	(17,046)	4,642	(12,404)
Accretion	43,206	11,157	1,723	56,086
Deferred accretion	—	(199)	—	(199)
Change in cash flow estimates	(3,209)	102,185	8,701	107,677
Balance at December 31, 2021	$778,214	$442,686	$66,243	$1,287,143

Schedule of estimated costs of decommissioning of co-owned nuclear facilities

	Hatch	Hatch	Vogtle	Vogtle
2021 site study	Unit No. 1	Unit No. 2	Unit No. 1	Unit No. 2
Expected start date of decommissioning	2034	2038	2047	2049

	(dollars in thousands)
Estimated costs based on site study in 2021 dollars:
Radiated structures	$227,000	$236,000	$200,000	$213,000
Spent fuel management	60,000	51,000	58,000	53,000
Non-radiated structures	15,000	21,000	24,000	31,000
Total estimated site study costs	$302,000	$308,000	$282,000	$297,000

Schedule of external and internal trust funds by type of investment

The following table outlines the fair value of our nuclear decommissioning funds as of December 31, 2022 and December 31, 2021. The funds were invested in a diversified mix of approximately 69% equity and 31% fixed income securities in 2022 and 71% equity and 29% fixed income securities in 2021.

	2022
External Trust Funds:	Cost		Net	Unrealized	Fair Value
	12/31/2021	Purchases	Proceeds(1)	Gain(Loss)	12/31/2022

	(dollars in thousands)
Equity	$223,336	$9,255	$(3,655)	$131,572	$360,508
Debt	204,935	191,958	(203,907)	(12,869)	180,117
Other	(795)	3,287	(2,401)	—	91
	$427,476	$204,500	$(209,963)	$118,703	$540,716
(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $5,463,000.

	2022
Internal Funds:	Cost		Net	Unrealized	Fair Value
	12/31/2021	Purchases	Proceeds(1)	Gain(Loss)	12/31/2022

	(dollars in thousands)
Equity	$68,914	$—	$10,005	$18,995	$97,914
Debt	46,856	76,207	(79,828)	(2,741)	40,494
	$115,770	$76,207	$(69,823)	$16,254	$138,408
(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $6,384,000.

	2021
External Trust Funds:	Cost		Net	Unrealized	Fair Value
	12/31/2020	Purchases	Proceeds(1)	Gain(Loss)	12/31/2021

	(dollars in thousands)
Equity	$212,387	$50,309	$(39,360)	$230,710	$454,046
Debt	196,810	583,003	(574,878)	1,724	206,659
Other	17	41,841	(42,653)	—	(795)
	$409,214	$675,153	$(656,891)	$232,434	$659,910
(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $18,261,000.

	2021
Internal Funds:	Cost		Net	Unrealized	Fair Value
	12/31/2020	Purchases	Proceeds(1)	Gain(Loss)	12/31/2021

	(dollars in thousands)
Equity	$50,647	$—	$18,267	$44,735	$113,649
Debt	50,467	204,150	(207,761)	181	47,037
	$101,114	$204,150	$(189,494)	$44,916	$160,686
(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $14,656,000.

Schedule of annual depreciation rates

	Remaining Useful
	Life Range in
	years*	2022	2021	2020
Steam production	20-22	13.77%	14.47%	2.58%
Nuclear production	12-27	2.17%	2.18%	1.93%
Hydro production	44	2.00%	2.00%	2.00%
Other production	17-26	2.68%	2.60%	2.61%
Transmission	12-27	2.75%	2.75%	2.75%
General	1-43	2.00-33.33%	2.00-33.33%	2.00-33.33%
*

Based on estimated retirement dates as of 2022. Actual retirement dates may be different. Remaining useful lives for nuclear production are based on the expiration date of the applicable operating license approved by the NRC.

Reconciliation of cash, cash equivalents and restricted cash

Classification

	Twelve months ended
	December 31,	December 31,
	2022	2021

	(dollars in thousands)
Cash and cash equivalents	$595,381	$579,350
Restricted cash included in restricted cash and short-term investments	30,400	1,800
Total cash, cash equivalents and restricted cash reported in the consolidated statements of cash flows	$625,781	$581,150

Schedule of regulatory assets and liabilities

	(dollars in thousands)
	2022	2021
Regulatory Assets:
Premium and loss on reacquired debt(a)	$29,494	$33,200
Amortization on financing leases(b)	31,908	34,179
Outage costs(c)	29,317	31,956
Asset retirement obligations – Ashpond and other(l)	353,212	335,231
Asset retirement obligations – Nuclear(l)	32,192	—
Depreciation expense - Plant Vogtle(d)	35,549	36,973
Depreciation expense - Plant Wansley(e)	361,784	204,891
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs(f)	54,701	55,857
Interest rate options cost(g)	136,827	131,556
Deferral of effects on net margin – Smith Energy Facility(h)	136,730	142,675
Other regulatory assets(o)	10,591	2,272
Total Regulatory Assets	$1,212,305	$1,008,790
Regulatory Liabilities:
Accumulated retirement costs for other obligations(i)	$35,580	$22,197
Deferral of effects on net margin – Hawk Road Energy Facility(h)	16,636	17,253
Deferral of effects on net margin – Effingham Energy Facility(p)	14,825	—
Major maintenance reserve(j)	74,584	73,059
Amortization on financing leases(b)	5,557	8,457
Deferred debt service adder(k)	154,514	138,897
Asset retirement obligations – Nuclear(l)	—	164,256
Revenue deferral plan(m)	357,460	359,799
Natural gas hedges(n)	131,804	63,994
Other regulatory liabilities(o)	1,230	1,537
Total Regulatory Liabilities	$792,190	$849,449
Net regulatory assets	$420,115	$159,341
(a)	Represents premiums paid, together with unamortized transaction costs related to reacquired debt that are being amortized over the lives of the refunding debt, which range up to 21 years.
(b)	Represents the difference between expense recognized for rate-making purposes versus financial statement purposes related to finance lease payments and the aggregate of the amortization of the asset and interest on the obligation.
(c)	Consists of both coal-fired maintenance and nuclear refueling outage costs. Coal-fired outage costs are amortized on a straight-line basis to expense over periods up to 60 months, depending on the operating cycle of each unit. Nuclear refueling outage costs are amortized on a straight-line basis to expense over the 18 or 24-month operating cycles of each unit.
(d)	Prior to Nuclear Regulatory Commission (NRC) approval of a 20-year license extension for Plant Vogtle, we deferred the difference between Plant Vogtle depreciation expense based on the then 40-year operating license and depreciation expense assuming an expected 20-year license extension. Amortization commenced upon NRC approval of the license extension in 2009 and is being amortized over the remaining life of the plant.
(e)	Represents the deferral of accelerated depreciation associated with the early retirement of Plant Wansley, which occurred on August 31, 2022. Amortization commenced upon the retirement of Plant Wansley and will end no later than December 31, 2040.
(f)	Deferred charges consist of training related costs, including interest and carrying costs of such training. Amortization will commence effective with the commercial operation date of each unit and amortized to expense over the life of the units.
(g)	Deferral of premiums paid to purchase interest rate options used to hedge interest rates on certain borrowings, related carrying costs and other incidentals associated with construction of Vogtle Units No. 3 and No. 4. Amortization will commence the earlier of when Vogtle Unit No. 3 is placed in service or December 2023.
(h)	Effects on net margin for Smith and Hawk Road Energy Facilities were deferred through the end of 2015 and are being amortized over the remaining life of each respective plant.
(i)	Represents the accrual of retirement costs associated with long-lived assets for which there are no legal obligations to retire the assets.
(j)	Represents collections for future major maintenance costs; revenues are recognized as major maintenance costs are incurred.
(k)	Represents collections to fund certain debt payments to be made through the end of 2025 which will be in excess of amounts collected through depreciation expense; the deferred credits will be amortized over the remaining useful life of the plants.
(l)	Represents the difference in the timing of recognition of decommissioning costs for financial statement purposes versus ratemaking purposes, as well as the deferral of unrealized gains and losses of funds set aside for decommissioning.
(m)	Deferred revenues under a rate management program that allows for additional collections over a five-year period beginning in 2018. These amounts will be amortized to income and applied to member billings, per each member’s election, over the subsequent five-year period.
(n)	Represents the deferral of unrealized gains on natural gas contracts.
(o)	The amortization periods for other regulatory assets range up to 27 years and the amortization periods of other regulatory liabilities range up to 4 years.
(p)	Effects on net margin for the Effingham Energy Facility that are being deferred until on or before January 2026 and will be amortized over the remaining life of the plant.